INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current liabilities
Borrowings	$ 76,785,857	$ 63,721,735	$ 66,477,209
Corporate bonds	24,742,752	12,611,940	8,416,768
Non-current
Corporate bonds	37,826,641	18,364,894	8,018,884
Borrowings	47,988,468	41,226,610	37,079,521
Amortized cost
Current liabilities
Corporate bonds	24,742,752	12,611,940	8,416,768
Non-current
Corporate bonds	37,826,641	18,364,894	8,018,884
Fair value
Current liabilities
Corporate bonds	24,085,087	11,997,981	7,632,806
Non-current
Corporate bonds	32,656,097	16,135,876	6,972,332
Bank borrowings
Current liabilities
Borrowings	33,684,287	47,646,912	52,274,611
Non-current
Borrowings	4,161,827	3,497,671	16,239,743
Bank borrowings | Amortized cost
Current liabilities
Borrowings	33,684,287	47,646,912	52,274,611
Non-current
Borrowings	4,161,827	3,497,671	16,239,743
Bank borrowings | Fair value
Current liabilities
Borrowings	32,770,615	43,046,111	52,088,002
Non-current
Borrowings	$ 3,864,666	$ 3,072,395	$ 14,274.55